Derivative Financial Instruments - Details of Current and Potential Exposures and Aggregated by Credit Rating (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Current | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	$ (176,154)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Current | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(102,791)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Current | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(216,848)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Current | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	55,029
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Current | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(52,181)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Current | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(137,999)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Less than 1 year | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	166,520
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Less than 1 year | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	224,207
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Less than 1 year | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	378,031
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	96,659
Less than 1 year | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	234,233
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Less than 1 year | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	361,620
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Less than 1 year | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	29,622
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	29,622
1-3 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	191,753
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
1-3 years | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	253,413
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	3,413
1-3 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	218,832
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	147,895
1-3 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	401,638
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
1-3 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	587,566
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
1-3 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	90,515
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	90,515
3-5 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	111,377
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	111,377
3-5 years | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	163,192
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	163,192
3-5 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	253,977
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	253,977
3-5 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	416,710
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	416,710
3-5 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	519,802
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	519,802
3-5 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	123,290
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	123,290
5-7 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	123,806
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	123,806
5-7 years | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	100,000
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	100,000
5-7 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	124,570
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	124,570
5-7 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	97,429
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	97,429
5-7 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	343,821
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	343,821
5-7 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	148,267
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	148,267
7-10 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
7-10 years | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
7-10 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
7-10 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	120,463
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	120,463
7-10 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	266,512
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	266,512
7-10 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	157,057
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	157,057
More than 10 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	288,818
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	288,818
More than 10 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	$ 0